CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Subscription Receivable	Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 244,089,492	$ 135,764	$ 792,626,535	$ (528,824,801)	$ (19,848,006)		$ (2,523,424)	$ 241,566,068
Balance (in shares) at Dec. 31, 2018		135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	11,521,996			11,521,996			(650,145)	10,871,851
Share-based compensation	3,596,679		3,596,679					3,596,679
Exercise of share options	69,214	$ 49	69,165					69,214
Exercise of share options ( in shares)		48,757
Disposal of non-controlling interest	(100,583)		(100,583)				100,583
Foreign currency translation adjustments	(3,776,200)				(3,776,200)		31,505	(3,744,695)
Balance at Dec. 31, 2019	255,400,598	$ 135,813	796,191,796	(517,302,805)	(23,624,206)		(3,041,481)	252,359,117
Balance (in shares) at Dec. 31, 2019		135,812,719
Increase (Decrease) in Stockholders' Equity
Net income (loss)	19,302,238			19,302,238			1,695,981	20,998,219
Share-based compensation	2,978,026		2,978,026					2,978,026
Vesting of restricted shares		$ 83	(83)
Vesting of restricted shares ( in shares)		83,333
Exercise of share options	561,448	$ 430	611,304			$ (50,286)		561,448
Exercise of share options ( in shares)		429,968
Acquisition of non-controlling interest	(245,980)		(244,436)		(1,544)		196,123	(49,857)
Foreign currency translation adjustments	17,930,546				17,930,546		7,461	17,938,007
Balance at Dec. 31, 2020	295,926,876	$ 136,326	799,536,607	(498,000,567)	(5,695,204)	(50,286)	(1,141,916)	$ 294,784,960
Balance (in shares) at Dec. 31, 2020		136,326,020						136,326,020
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(150,933,535)			(150,933,535)			1,009,512	$ (149,924,023)
Share-based compensation	1,657,278		1,657,278					1,657,278
Vesting of restricted shares		$ 350	(350)
Vesting of restricted shares ( in shares)		349,999
Exercise of share options	258,311	$ 147	207,878			$ 50,286		258,311
Exercise of share options ( in shares)		146,582
Disposal of non-controlling interest	75,333		75,333				(75,333)
Foreign currency translation adjustments	4,270,902				4,270,902		11,596	4,282,498
Balance at Dec. 31, 2021	$ 151,255,165	$ 136,823	$ 801,476,746	$ (648,934,102)	$ (1,424,302)		$ (196,141)	$ 151,059,024
Balance (in shares) at Dec. 31, 2021		136,822,601						136,822,601